Fair Value (Details 1) - Fair value of Level 3 financial assets [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance at the beginning of the year	$ 5,794,187	$ 5,988,087
Purchases	1,503,254
Total losses recognized in OCI	(347,215)	(193,900)	$ 1,551,927
Balance at the end of the year	$ 6,950,226	$ 5,794,187	$ 5,988,087